COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended
	Jun. 30, 2013	Jul. 31, 2009	Sep. 30, 2013 Pierre Quilliam [Member]	Oct. 31, 2013 Thomas C. Ridenour [Member]	Nov. 30, 2011 Bonus Claimed [Member]	Nov. 30, 2011 Unpaid Consulting Fees and Travel Expense Allowances Claimed [Member]
Loss Contingencies [Line Items]
Annual salary commitment			$ 250,000	$ 185,000
Compensation bonus shares due under the consulting agreement		150,000
Value of the compensation bonus shares due under the consulting agreement		150,000
Monthly consulting payments		5,000
Travel allowance		250
Amount of claim filed against the company		210,900			60,900	150,000
Default judgment amount	$ 284,449